Dividends Payable - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Dividend Paid	Feb. 29, 2012 Dividend Paid	Mar. 31, 2013 Dividend Paid American Depositary Share	Feb. 29, 2012 Dividend Paid American Depositary Share
Dividends Payable [Line Items]
Dividend approved, per share			$ 0.25	$ 0.16	$ 0.50	$ 0.32
Dividend declared aggregate amount	$ 19,898	$ 12,556	$ 19,898	$ 12,556